Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of components of income tax

	For the years ended December 31
In thousands of U.S. Dollars	2025	2024	2023
Current tax expenses	(241)	(215)	(435)
Income tax expense for year	(241)	(215)	(435)

Schedule of differences between income taxes expected at the Marshall Islands statutory income tax rate for non-resident companies of zero percent and the reported income tax expense

	For the years ended December 31
	2025	2024	2023
Marshall Islands statutory income tax rate	0.00%	0.00%	0.00%
Income subject to tax in other jurisdictions	0.58%	0.16%	0.37%
Effective tax rate	0.58%	0.16%	0.37%